DEBT (Details Narrative) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Jan. 21, 2025	Aug. 25, 2023	Oct. 17, 2022	Dec. 31, 2025	Dec. 31, 2024
Line of Credit Facility [Line Items]
Notional amount			$ 1,958
Interest rate			7.602%
Accumulated other comprehensive loss	$ 12				$ 12
Term Note [Member]
Line of Credit Facility [Line Items]
Interest rate				Daily SOFR plus 3.1%
Term note				$ 2,000
Long-term debt outstanding	875
Convertible Debt [Member]
Line of Credit Facility [Line Items]
Principal amount		$ 1,100
Convertible promissory notes purchased by related party		$ 475
Held by related parties				400	450
Interest expense				61	88
Amount converted	$ 350
Convertible debt				750	$ 1,100
Revolving line of credit [Member]
Line of Credit Facility [Line Items]
Revolving line of credit				$ 1,000
Interest rate				Daily SOFR plus 2.85% with monthly interest payments
Outstanding on RLOC				$ 0